Warrants (Details 3) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrant Liability, Beginning	$ 1,943,883	$ 1,242,120	$ 138,100
Issued	0	200,000	34,441
Redeemed	(118,838)		2,223,718
Change in Fair Value	2,973,682	501,763	(1,154,139)
Warrant Liability, Ending	4,798,727	1,943,883	1,242,120
Class K Warrants [Member]
Warrant Liability, Beginning	1,616,000	884,000	22,700
Issued	0	200,000	25,350
Redeemed	0		835,950
Change in Fair Value	2,628,000	532,000	0
Warrant Liability, Ending	4,244,000	1,616,000	884,000
Series A Warrants [Member]
Warrant Liability, Beginning	327,883	358,120	112,500
Issued	0	0	0
Redeemed	(118,838)		1,132,092
Change in Fair Value	345,682	(30,237)	(886,472)
Warrant Liability, Ending	554,727	327,883	358,120
Class J Warrants [Member]
Warrant Liability, Beginning	0	0	2,900
Issued		0	0
Redeemed			150,275
Change in Fair Value		0	(153,175)
Warrant Liability, Ending		0	0
Class M Warrants [Member]
Warrant Liability, Beginning	$ 0	0	0
Issued		0	9,091
Redeemed			105,401
Change in Fair Value		0	(114,492)
Warrant Liability, Ending		$ 0	$ 0